Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.77208%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,878,470.59

Principal:
Principal Collections	$31,651,206.91
Prepayments in Full	$16,681,332.72
Liquidation Proceeds	$833,432.43
Recoveries	$165,850.61
Sub Total	$49,331,822.67
Collections	$54,210,293.26

Purchase Amounts:
Purchase Amounts Related to Principal	$95,610.21
Purchase Amounts Related to Interest	$392.58
Sub Total	$96,002.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,306,296.05

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,306,296.05
Servicing Fee	$991,872.18	$991,872.18	$0.00	$0.00	$53,314,423.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,314,423.87
Interest - Class A-2a Notes	$505,341.34	$505,341.34	$0.00	$0.00	$52,809,082.53
Interest - Class A-2b Notes	$455,763.83	$455,763.83	$0.00	$0.00	$52,353,318.70
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$49,576,793.70
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$49,190,947.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,190,947.03
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$48,950,105.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,950,105.53
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$48,950,105.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,950,105.53
Regular Principal Payment	$46,188,563.49	$46,188,563.49	$0.00	$0.00	$2,761,542.04
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,761,542.04
Residual Released to Depositor	$0.00	$2,761,542.04	$0.00	$0.00	$0.00
Total		$54,306,296.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,188,563.49
Total					$46,188,563.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,859,220.95	$70.69	$505,341.34	$1.56	$23,364,562.29	$72.25
Class A-2b Notes	$23,329,342.54	$70.69	$455,763.83	$1.38	$23,785,106.37	$72.07
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,188,563.49	$25.07	$4,364,318.34	$2.37	$50,552,881.83	$27.44

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$112,298,075.98	0.3472957	$89,438,855.03	0.2766008
Class A-2b Notes	$114,607,592.62	0.3472957	$91,278,250.08	0.2766008
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,065,645,668.60	0.5784982	$1,019,457,105.11	0.5534242

Pool Information
Weighted Average APR	4.739%	4.751%
Weighted Average Remaining Term	45.38	44.63
Number of Receivables Outstanding	39,498	38,573
Pool Balance	$1,190,246,612.99	$1,140,253,165.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,102,487,644.87	$1,056,299,081.38
Pool Factor	0.5952785	0.5702752

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$83,954,084.55
Targeted Overcollateralization Amount	$120,796,060.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,796,060.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		115	$731,864.79
(Recoveries)		52	$165,850.61
Net Loss for Current Collection Period			$566,014.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5707%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6452%
Second Prior Collection Period			0.2284%
Prior Collection Period			0.7495%
Current Collection Period			0.5829%
Four Month Average (Current and Prior Three Collection Periods)			0.5515%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,440	$8,489,812.26
(Cumulative Recoveries)			$839,550.30
Cumulative Net Loss for All Collection Periods			$7,650,261.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3826%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,895.70
Average Net Loss for Receivables that have experienced a Realized Loss			$5,312.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.95%	281	$10,830,332.88
61-90 Days Delinquent	0.16%	45	$1,791,569.31
91-120 Days Delinquent	0.02%	5	$245,200.20
Over 120 Days Delinquent	0.05%	10	$535,832.70
Total Delinquent Receivables	1.18%	341	$13,402,935.09

Repossession Inventory:
Repossessed in the Current Collection Period		21	$1,019,761.07
Total Repossessed Inventory		44	$2,076,088.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1682%
Prior Collection Period			0.1291%
Current Collection Period			0.1555%
Three Month Average			0.1509%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2256%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	84	$3,140,187.15
2 Months Extended	120	$5,075,035.45
3+ Months Extended	37	$1,485,736.16

Total Receivables Extended	241	$9,700,958.76
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer